CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
Revenues	$ 70,850	$ 54,707	$ 63,457
Costs of revenues	12,022	9,118	14,409
Amortization of existing technology			597
Repayment of OCS grants (see Note 11b)			9,938
Gross profit	58,828	45,589	38,513
Operating expenses:
Research and development (net of grants in the amount of $5,080, $5,863 and $5,050 for the years ended December 31, 2013, 2012 and 2011, respectively)	25,815	19,736	16,695
Selling and marketing	8,108	7,714	7,743
General and administrative	5,255	4,920	4,316
Total operating expenses	39,178	32,370	28,754
Operating income	19,650	13,219	9,759
Financial income, net (see Note 16)	2,048	2,432	1,713
Income before taxes on income	21,698	15,651	11,472
Taxes on income (see Note 13)			(3,530)
Net income	21,698	15,651	7,942	[1]
Basic net income per share	$ 0.76	$ 0.56	$ 0.30
Diluted net income per share	$ 0.74	$ 0.54	$ 0.28
Weighted average number of Ordinary Shares used in computing basic net income per share	28,628,798	27,981,243	26,681,749
Weighted average number of Ordinary Shares used in computing diluted net income per share	29,188,736	28,842,408	28,001,428
Unrealized gain (loss) on available-for-sale marketable securities	(163)	571	(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(187)	1,176	(882)
Total comprehensive income	$ 21,348	$ 17,398	$ 6,442

[1]	Including one time repayment of OCS grants (see Note 11b)